Subsequent Events (Details) - Subsequent Event [Member]						3 Months Ended
	Aug. 11, 2026	Feb. 27, 2026 USD ($)	Feb. 26, 2026 USD ($)	Feb. 25, 2026 USD ($) shares	Feb. 02, 2026 USD ($)	Mar. 17, 2026 USD ($)	Feb. 05, 2026
Subsequent Event [Line Items]
Number of bitcoin held			500				50
Number of Units sold						200
Bitcoin sold						$ 14,400,000
Bitcoin investment treasury restricted						$ 71,900
Interest rate				10.00%
Initial Commitment Shares (in Shares) | shares				520,000
Maturity term				one year
Issuance of additional shares (in Shares) | shares				520,000
Penalties or fees termination			$ 0
Repayment of note		$ 27,500,000
Principal debt outstanding		20,000,000
Special interest payment		$ 7,500,000
Reverse stock split	2-for-1 to 50-for-1
Senior Unsecured Promissory Note [Member]
Subsequent Event [Line Items]
Unsecured promissory note				$ 13,000,000
Bold Technologies, Inc [Member] | Intellectual Property [Member]
Subsequent Event [Line Items]
Acquisition of certain intellectual property					$ 500,000